Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Description of Business and Basis of Presentation
Note 1 – Description of Business and Basis of Presentation
Description of Business
Ouster, Inc. was incorporated in the state of Delaware on June 4, 2020. The Company’s operating subsidiary, Ouster Technologies, Inc. (“OTI” and prior to the Merger (as defined below), named Ouster, Inc.), was incorporated in the state of Delaware on June 30, 2015. The Company is a leading provider of high-resolution digital lidar sensors that offer advanced 3D vision to machinery, vehicles, robots, and fixed infrastructure assets, allowing each to understand and visualize the surrounding world and ultimately enabling safe operation and ubiquitous autonomy. Unless the context otherwise requires, references in this subsection to “the Company” refer to the business and operations of OTI (formerly known as Ouster, Inc.) and its consolidated subsidiaries prior to the Merger (as defined below) and to Ouster, Inc. (formerly known as Colonnade Acquisition Corp.) and its consolidated subsidiaries following the consummation of the Merger.
Colonnade Acquisition Corp. (“CLA”), the Company’s predecessor, was originally a blank check company incorporated as a Cayman Islands exempted company on June 4, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 11, 2021, CLA consummated a merger with the Company pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) dated as of December 21, 2020, details of which are included below.
Basis of Presentation and Principles of Consolidation
The unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries (all of which are wholly owned) and have been prepared in conformity with U.S. generally accepted accounting principles (“US GAAP”) applicable to interim periods. The functional currency for the Company is the United States dollar. All intercompany balances and transactions have been eliminated in consolidation.
The unaudited condensed consolidated financial statements include all adjustments (consisting of only normal recurring adjustments) necessary for a fair statement of the results of operations for the periods shown. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020 and the notes related thereto, included as Exhibit 99.1 to the Form
8-K
filed with the Securities and Exchange Commission (“SEC”) on March 15, 2021, as amended on July 12, 2021. The year-end
condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by US GAAP. Certain information and note disclosures normally included in the audited financial statements prepared in accordance with US GAAP have been condensed or omitted from this report, as is permitted by such rules and regulations. The results of operations for any interim period are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any other future years or interim periods.
Impact of the
COVID-19
Pandemic
The Company has been actively monitoring the ongoing
COVID-19
pandemic situation and its impact on the Company’s business. In response to the pandemic, numerous state and local jurisdictions have imposed
“shelter-in-place”
orders, quarantines and other restrictions. In the United States, governmental authorities have, at times, recommended, and in certain cases required, that elective, specialty and other procedures and appointments, be suspended or canceled. Similarly, in March and December 2020, the governor of California, where the Company’s headquarters are located, issued “stay at home” orders limiting non-essential
activities, travel and business operations. Such orders or restrictions resulted in reduced operations at the Company’s headquarters (including its manufacturing facility), work stoppages, slowdowns and delays, travel restrictions and cancellation of events and have restricted the efforts of the Company’s sales representatives, thereby significantly and negatively impacting the Company’s operations.
The full extent to which the
COVID-19
pandemic will directly or indirectly impact our business, results of operations and financial condition, including sales, expenses, reserves and allowances, manufacturing, research and development costs and employee-related amounts, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19,
including variants, the progression of vaccination roll-outs, and the actions taken to contain it or treat
COVID-19,
as well as the economic impact on local, regional, national and international customers and markets. The situation surrounding
COVID-19
remains fluid and the potential for a material impact on the Company increases the longer the virus impacts the level of economic activity in the United States and globally. Given the ongoing evolution of the
COVID-19
and the global responses to curb its spread, the Company is not able to estimate the effects of the
COVID-19
on its results of operations, financial condition, or liquidity for the year ending December 31, 2021 and beyond.
Liquidity
The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis. The Company has experienced recurring losses from operations, and negative cash flows from operations. As of June 30, 2021, the Company had an accumulated deficit of approximately $262.3 million. The Company has historically financed its operations primarily through the Merger and related transactions, the sale of convertible notes, equity securities, proceeds from debt and, to a lesser extent, cash received from sales. Management expects significant operating losses and negative cash flows from operations to continue for the foreseeable future. The Company expects to continue investing in product development and sales and marketing activities. The long-term continuation of the Company’s business plan is dependent upon the generation of sufficient revenues from its products to offset expenses. In the event that the Company does not generate sufficient cash flows from operations and is unable to obtain funding, the Company will be forced to delay, reduce, or eliminate some or all of its discretionary spending, which could adversely affect the Company’s business prospects, ability to meet long-term liquidity needs or ability to continue operations. The Company has concluded that its cash and cash equivalents as of June 30, 2021 are sufficient for the Company to continue as a going concern for at least one year from the date these unaudited condensed consolidated financial statements are available for issuance.
Merger Agreement with Colonnade Acquisition Corp. and Beam Merger Sub, Inc.
On December 21, 2020, OTI entered into the Merger Agreement with CLA and Beam Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and subsidiary of CLA. OTI’s board of directors unanimously approved OTI’s entry into the Merger Agreement, and on March 11, 2021, the transactions contemplated by the Merger Agreement were consummated. Pursuant to the terms of the Merger Agreement, (i) CLA domesticated as a corporation incorporated under the laws of the State of Delaware and changed its name to “Ouster, Inc.” and (ii) Merger Sub merged with and into OTI (such transactions contemplated by the Merger Agreement, the “Merger”), with OTI surviving the Merger.
As a result of the Merger, among other things, (1) each of the then issued and outstanding 5,000,000 CLA Class B ordinary shares, par value $0.0001 per share, of CLA (the “CLA Class B ordinary shares”) converted automatically, on a one-for-one
basis, into a CLA Class A ordinary share (as defined below), (2) immediately following the conversion described in clause (1), each of the then issued and outstanding 25,000,000 Class A ordinary shares, par value $0.0001 per share, of CLA (the “CLA Class A ordinary shares”), converted automatically, on a one-for-one
basis, into a share of common stock, par value $0.0001 per share, of Ouster (the “Ouster common stock”), (3) each of the then issued and outstanding 10,000,000 redeemable warrants of CLA (the “CLA warrants”) converted automatically into a redeemable warrant to purchase one share of Ouster common stock (the “Public warrants”) pursuant to the Warrant Agreement, dated August 20, 2020 (the “Warrant Agreement”), between CLA and Continental Stock Transfer & Trust Company (“Continental”), as warrant agent, and (4) each of the then issued and outstanding units of CLA that had not been previously separated into the underlying CLA Class A ordinary shares and underlying CLA warrants upon the request of the holder thereof (the “CLA units”), were cancelled and entitled the holder thereof to one share of Ouster common stock and one-half
of one Public warrant, and (5) each of the then issued and outstanding 6,000,000 private placement warrants of CLA (the “Private Placement warrants”) converted automatically into a Public warrant pursuant to the Warrant Agreement. No fractional Public warrants were issued upon separation of the CLA units.
Immediately prior to the effective time of the Merger, (1) each share of OTI’s Series B Preferred Stock, par value $0.00001 per share (the “OTI Preferred Stock”), converted into one share of common stock, par value $0.00001 per share, of OTI (the “OTI common stock” and, together with OTI Preferred Stock, the “OTI Capital Stock”) (such conversion, the “OTI Preferred Conversion”) and (2) all of the outstanding warrants to purchase shares of OTI Capital Stock were exercised in full or terminated in accordance with their respective terms (the “OTI Warrant Settlement”).
As a result of and upon the closing of the Merger, among other things, all shares of OTI Capital Stock (after giving effect to the OTI Warrant Settlement) outstanding immediately prior to the closing of the Merger together with shares of OTI common stock reserved in respect of options to purchase shares of OTI common stock and restricted shares of OTI common stock (together, the “OTI Awards”) outstanding immediately prior to the closing of the Merger that were converted into awards based on Ouster common stock, were cancelled in exchange for the right to receive, or the reservation of, an aggregate of 150,000,000 shares of Ouster common stock (at a deemed value of $10.00 per share), which, in the case of OTI Awards, were shares underlying awards based on Ouster common stock, representing a fully-diluted pre-transaction.
Upon closing of the Merger, the Company received gross proceeds of $299.9 million from the Merger and private offering, offset by $8.5 million of pre-merger
costs relating to CLA and offerings costs of $26.6 million.
The Merger was accounted for as a reverse recapitalization under US GAAP. Under this method of accounting, CLA is treated as the “acquired” company for financial reporting purposes. This determination is primarily based on OTI stockholders comprising a relative majority of the voting power of the Company and having the ability to nominate the members of the board of directors of the Company after the Merger, OTI’s operations prior to the Merger comprising the only ongoing operations of the Company following the Merger, and OTI’s senior management prior to the Merger comprising a majority of the senior management of the Company following the Merger. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of OTI with the Merger being treated as the equivalent of OTI issuing stock for the net assets of CLA, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Transactions and balances prior to the Merger are those of OTI. The shares and net loss per share available to holders of OTI’s common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.
PIPE Investment
On December 21, 2020, concurrently with the execution of the Merger Agreement, CLA entered into subscription agreements with certain institutional and accredited investors (collectively, the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, in the aggregate, 10,000,000 shares of Ouster common stock at $10.00 per share for an aggregate commitment amount of $100,000,000 (the “PIPE Investment”), a portion of which was funded by certain affiliates of Colonnade Sponsor LLC, CLA’s sponsor (the “Sponsor”). The PIPE Investment was consummated substantially concurrently with the closing of the Merger.

Note 1 – Description of Business and Basis of Presentation
Description of Business
Ouster, Inc (the “Company”) was incorporated in the state of Delaware on June 30, 2015. The Company is a leading provider of high-resolution digital lidar sensors that offer advanced 3D vision to machinery, vehicles, robots, and fixed infrastructure assets, allowing each to understand and visualize the surrounding world and ultimately enabling safe operation and ubiquitous autonomy.
Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries (all of which are wholly owned) and have been prepared in conformity with U.S. generally accepted accounting principles (“US GAAP”). The functional currency for the Company is the United States dollar. All intercompany balances and transactions have been eliminated in consolidation.
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis. The Company has experienced recurring losses from operations, and negative cash flows from operations. As of December 31, 2020, the Company had an accumulated deficit of approximately $209.4 million. The Company has historically financed its operations primarily through the sale of convertible notes, equity securities, proceeds from debt and, to a lesser extent, cash received from sales. Management expects significant operating losses and negative cash flows from operations to continue for the foreseeable future. The Company may need to raise additional capital in the future. There can be no assurance that, in the event the Company requires additional financing, such financing will be available at terms acceptable to the Company, if at all. Failure to generate sufficient cash flows from operations, raise additional capital and reduce discretionary spending should additional capital not become available could have a material adverse effect on the Company’s ability to achieve its business objectives. The Company has concluded that its cash and cash equivalents as of December 31, 2020 together with the $260 million proceeds from the Merger and related transactions (discussed below) are sufficient for the Company to continue as a going concern for at least one year from the date these financial statements are available for issuance.
Merger Agreement with Colonnade Acquisition Corp. and Beam Merger Sub, Inc.
On December 21, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Colonnade Acquisition Corp., a Cayman Islands exempted company (“CLA”), and Beam Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and subsidiary of CLA. The Company’s board of directors unanimously approved the Company’s entry into the Merger Agreement, and on March 11, 2021, the transactions contemplated by the Merger Agreement were consummated. Pursuant to the terms of the Merger Agreement, (i) CLA domesticated as a corporation incorporated under the laws of the State of Delaware and changed its name to “Ouster, Inc.” (CLA after such domestication and the other transactions contemplated by the Merger Agreement being referred to as “Ouster PubCo”) and (ii) Merger Sub merged with and into the Company (the “Merger”), with the Company surviving the Merger and renamed “Ouster Technologies, Inc.”
As a result of and upon the closing of the transactions contemplated by the Merger Agreement, all outstanding shares of the Company’s capital stock (after giving effect to the exercise in full or termination of all outstanding warrants to purchase the Company’s capital stock in accordance with their terms immediately prior to the effective time of the Merger) as of immediately prior to the effective time of the Merger, and, together with shares of the Company’s common stock reserved in respect of all outstanding options to purchase shares of the
Company’s common stock and all restricted shares of the Company’s common stock outstanding immediately prior to the Merger (collectively, the “Company Awards”), were cancelled in exchange for the right to receive, or the reservation of, shares of Ouster PubCo common stock (at a deemed value of $10.00 per share) or, as applicable, shares underlying awards based on Ouster PubCo common stock, representing a fully-diluted pre-transaction
equity value of the Company of $1.5 billion per the Merger Agreement.
The Merger was accounted for as a reverse recapitalization under generally accepted accounting principles (“GAAP”). Under this method of accounting, CLA is treated as the “acquired” company for financial reporting purposes. This determination is primarily based on Ouster Technologies, Inc. (“OTI”) stockholders comprising a relative majority of the voting power of the Company and having the ability to nominate the members of the board of directors of the Company after the Merger, OTI’s operations prior to the Merger comprising the only ongoing operations of the Company following the Merger, and OTI’s senior management prior to the Merger comprising a majority of the senior management of the Company following the Merger. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of OTI with the Merger being treated as the equivalent of OTI issuing stock for the net assets of CLA, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Transactions and balances prior to the Merger are those of OTI. The shares and net loss per share available to holders of OTI’s common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.